Income tax expense (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of component of income tax expense

The major components of income tax expense recognized in profit or loss for the periods ended December 31, 2025 and 2024 were:

	July 1, 2025 to	July 1, 2025 to	July 1, 2024 to
	December 31, 2025	December 31, 2025	December 31, 2024
	US$	S$	S$

Current income tax
- Current year	202,923	260,939	(388)
- Deferred tax credit	(66,144)	(85,055)	-
Income tax expense recognized in profit or loss	136,779	175,884	(388)

The major components of income tax expense recognized in profit or loss for the periods ended June 30, 2025 and 2024 were:

	2025	2025	2024
	US$	S$	S$

Tax recognized in profit or loss
Current tax expense
Current year	-	-	383,453
Changes in estimates related to prior years	(328,165)	(417,393)	(2,252)
	(328,165)	(417,393)	381,201
Deferred tax expense
Recognition of tax effect of previously unrecognised tax losses	-	-	(49,440)
	-	-	(49,440)
Tax (benefit)/expense on continuing operation	(328,165)	(417,393)	331,761

Schedule of reconciliation between tax expense and corporate tax rate

A reconciliation between tax expense and the product of accounting profit multiplied by the applicable corporate tax rate for the financial periods ended December 31, 2025 and 2024 were as follows:

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Profit/(loss) before tax	261,561	336,342	(316,643)

Income tax using the statutory tax rate of 17% -2024: 17%	44,465	57,178	(53,829)
Effects of:
- Tax effect of items not separately disclosed	92,314	118,706	53,441
Income tax expense	136,779	175,884	(388)

A reconciliation between tax expense and the product of accounting (loss)/profit multiplied by the applicable corporate tax rate for the financial periods ended June 30, 2025 and 2024 were as follows:

	2025	2025	2024
	US$	S$	S$

(Loss)/Profit before tax	(8,690,598)	(11,053,571)	2,404,561

Income tax using the statutory tax rate of 17% (2024: 17%)	(1,477,402)	(1,879,107)	408,775
Effects of:
- Non-deductible expenses	1,467,625	1,866,671	16,416
- Income not subject to tax	-	-	83,039
- Income tax exemption	(13,700)	(17,425)	(75,350)
- Utilisation of capital allowance	(353)	(449)	(1,322)
- Utilisation of deferred tax assets not recognised in prior year	-	-	(56,037)
- Deferred tax asset not recognized during the financial year	23,830	30,310	7,932
- Recognition of tax effect of previously unrecognised tax losses	-	-	(49,440)
-Underprovision in respect of prior years	279	355	-
-Overprovision in respect of prior years	(328,444)	(417,748)	(2,252)
Income tax (benefit)/expense	(328,165)	(417,393)	331,761